Critical Accounting Estimates and Judgments	12 Months Ended
Dec. 31, 2020
Critical Accounting Estimates and Judgments [Abstract]
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
NOTE 3:	CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

Critical accounting estimates and assumptions:

Accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed below.

1.	Share-based payments - in evaluating the amount of expenses of share-based payment that will be recognized, the Group’s management is required to estimate, among others, different parameters included in the computation of the fair value of the options and the number of options that will vest.

2.	Warrants - In accordance with International Accounting Standard 32: “Financial Instruments: Presentation”, warrants allotted to investors with a cashless exercise mechanism are a “financial liability”. As the aforementioned liability is a non-equity derivative financial instrument, it is classified in accordance with International Accounting Standard 32 “Financial Instruments: Presentation ” as a financial liability at fair value through profit or loss, which is measured at its fair value using Black-Scholes model at each date of the balance sheet, with changes in the fair value carried to “revaluation of warrants to purchase ADS’s” in the statements of comprehensive income (loss).

The Company’s management is required to estimate, among others, different parameters included in the computation of the fair value of the warrants such as risk-free interest rate, expected volatility and dividend yield.

The aforementioned is not relevant since March 2018, when the Company registered its warrants. This act cancelled the cashless exercise mechanism and therefore the Company allocated the warrants from non-current liability to share premium.

3.	Intangible assets – the intangible asset is not yet available for use and therefore not amortized, an impairment in its respect is tested at least every year. In addition, discretion is exercised as to whether there is an indication to examine impairment more frequently.